Portfolio of Investments May 31, 2025
Equity Long/Short
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
139784965 COMMON STOCKS - 99.2% 139784965
AUTOMOBILES & COMPONENTS - 1.0%
4,050 (a) Tesla Inc $ 1,403,163
TOTAL AUTOMOBILES & COMPONENTS 1,403,163
BANKS - 4.0%
31,800 Fifth Third Bancorp 1,214,442
5,100 JPMorgan Chase & Co 1,346,400
6,800 M&T Bank Corp 1,241,952
24,400 Wells Fargo & Co 1,824,632
TOTAL BANKS 5,627,426
CAPITAL GOODS - 11.7%
13,900 AECOM 1,526,915
5,000 Eaton Corp PLC 1,601,000
13,000 Emerson Electric Co 1,551,940
29,000 Flowserve Corp 1,447,390
9,500 Howmet Aerospace Inc 1,613,955
2,800 Northrop Grumman Corp 1,357,356
21,000 nVent Electric PLC 1,381,800
1,825 Parker-Hannifin Corp 1,213,078
12,500 RTX Corp 1,706,000
3,700 Trane Technologies PLC 1,591,999
7,400 Westinghouse Air Brake Technologies Corp 1,497,168
TOTAL CAPITAL GOODS 16,488,601
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
5,600 Cintas Corp 1,268,400
5,700 Republic Services Inc 1,466,553
15,500 Veralto Corp 1,565,965
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,300,918
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.1%
20,900 (a) Amazon.com Inc 4,284,709
3,450 Home Depot Inc /The 1,270,601
1,100 (a) O'Reilly Automotive Inc 1,504,250
12,400 TJX Cos Inc /The 1,573,560
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,633,120
CONSUMER SERVICES - 1.6%
9,800 Boyd Gaming Corp 734,706
6,100 Hilton Worldwide Holdings Inc 1,515,484
TOTAL CONSUMER SERVICES 2,250,190
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.8%
3,200 Casey's General Stores Inc 1,400,832
1,675 Costco Wholesale Corp 1,742,302
22,100 Walmart Inc 2,181,712
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,324,846
ENERGY - 3.6%
5,200 Cheniere Energy Inc 1,232,348
14,500 Exxon Mobil Corp 1,483,350
49,800 Kinder Morgan Inc 1,396,392
70,900 Permian Resources Corp 894,049
TOTAL ENERGY 5,006,139
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
6,200 American Tower Corp 1,330,830
6,800 Prologis Inc 738,480
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,069,310
FINANCIAL SERVICES - 8.8%
5,900 American Express Co 1,734,895
1,650 Ameriprise Financial Inc 840,246
4,150 (a) Corpay Inc 1,349,206
9,600 (a) Fiserv Inc 1,562,784
10,900 KKR & Co Inc 1,323,914

Portfolio of Investments May 31, 2025
(continued)
Equity Long/Short

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
2,150 Mastercard Inc , Class A 1,259,040
18,500 Nasdaq Inc 1,545,490
3,350 S&P Global Inc 1,718,081
25,500 (a) Toast Inc , Class A 1,075,590
TOTAL FINANCIAL SERVICES 12,409,246
FOOD, BEVERAGE & TOBACCO - 1.3%
25,200 Coca-Cola Co/The 1,816,920
TOTAL FOOD, BEVERAGE & TOBACCO 1,816,920
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
12,500 (a) Boston Scientific Corp 1,315,750
2,700 (a) Intuitive Surgical Inc 1,491,318
4,250 Stryker Corp 1,626,220
3,400 UnitedHealth Group Inc 1,026,494
5,300 (a) Veeva Systems Inc , Class A 1,482,410
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,942,192
HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
60,000 Kenvue Inc 1,432,200
8,200 Procter & Gamble Co/The 1,393,098
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,825,298
INSURANCE - 1.0%
5,200 Progressive Corp/The 1,481,636
TOTAL INSURANCE 1,481,636
MATERIALS - 4.5%
4,000 Air Products and Chemicals Inc 1,115,640
13,100 Corteva Inc 927,480
17,700 DuPont de Nemours Inc 1,182,360
3,750 (a) Linde PLC 1,753,425
31,400 Smurfit WestRock PLC 1,360,562
TOTAL MATERIALS 6,339,467
MEDIA & ENTERTAINMENT - 8.2%
16,100 Alphabet Inc , Class A 2,765,014
36,000 Comcast Corp, Class A 1,244,520
4,750 Meta Platforms Inc 3,075,577
1,900 (a) Netflix Inc 2,293,737
3,200 (a) Take-Two Interactive Software Inc 724,096
13,400 Walt Disney Co/The 1,514,736
TOTAL MEDIA & ENTERTAINMENT 11,617,680
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
1,975 Eli Lilly & Co 1,456,898
12,300 (a) Exelixis Inc 529,392
1,900 Regeneron Pharmaceuticals Inc 931,532
3,900 (a) United Therapeutics Corp 1,243,515
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,161,337
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.5%
14,300 Broadcom Inc 3,461,601
40,000 Intel Corp 782,000
18,800 Lam Research Corp 1,518,852
10,200 Micron Technology Inc 963,492
49,200 NVIDIA Corp 6,648,396
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,374,341
SOFTWARE & SERVICES - 10.0%
1,300 (a) HubSpot Inc 766,870
16,000 Microsoft Corp 7,365,760
8,700 (a) Palo Alto Networks Inc 1,674,054
6,500 Salesforce Inc 1,724,905
1,100 (a) ServiceNow Inc 1,112,199
3,000 (a) Synopsys Inc 1,391,940
TOTAL SOFTWARE & SERVICES 14,035,728

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
25,700 Apple Inc $ 5,161,845
16,300 (a) Arista Networks Inc 1,412,232
25,000 Cisco Systems Inc 1,576,000
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,150,077
UTILITIES - 3.9%
21,900 Alliant Energy Corp 1,362,837
10,000 American Electric Power Co Inc 1,034,900
7,000 Duke Energy Corp 824,040
21,500 NextEra Energy Inc 1,518,760
4,900 Vistra Corp 786,793
TOTAL UTILITIES 5,527,330
TOTAL COMMON STOCKS
(Cost $98,329,631) 139,784,965
TOTAL LONG-TERM INVESTMENTS
(Cost $98,329,631) 139,784,965
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
1,500,000 REPURCHASE AGREEMENTS - 1.1% 1,500,000
$ 1,500,000 (b) Fixed Income Clearing Corp (FICC) 4.300% 06/02/25 1,500,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,500,000) 1,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,500,000) 1,500,000
TOTAL INVESTMENTS - 100.3%
(Cost $99,829,631 ) 141,284,965
SHARES DESCRIPTION VALUE
-40924570
COMMON STOCKS SOLD SHORT - (29.1)%(c)
X (40,924,570)
AUTOMOBILES & COMPONENTS - (0.4)%
(6,100) Thor Industries Inc $ (495,259)
Total AUTOMOBILES & COMPONENTS (495,259)
a a a a a a a a
BANKS - (0.9)%
(27,300) KeyCorp (432,978)
(10,200) Synovus Financial Corp (487,866)
(9,000) Truist Financial Corp (355,500)
Total BANKS (1,276,344)
a a a a a a a a
CAPITAL GOODS - (4.0)%
(7,100) A O Smith Corp (456,601)
(4,300) AGCO Corp (421,314)
(6,400) Donaldson Co Inc (445,120)
(5,800) Fortive Corp (407,102)
(8,750) Fortune Brands Innovations Inc (441,000)
(5,300) Graco Inc (448,698)
(775) Lennox International Inc (437,449)
(4,100) Otis Worldwide Corp (390,935)
(4,000) PACCAR Inc (375,400)
(3,900) (a) SiteOne Landscape Supply Inc (455,559)
(6,400) Timken Co/The (438,336)
(6,300) Toro Co/The (477,414)
(1,000) Watsco Inc (443,570)
Total CAPITAL GOODS (5,638,498)
a a a a a a a a
COMMERCIAL & PROFESSIONAL SERVICES - (0.3)%
(1,700) Equifax Inc (449,123)
Total COMMERCIAL & PROFESSIONAL SERVICES (449,123)
a a a a a a a a

Portfolio of Investments May 31, 2025
(continued)
Equity Long/Short

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.2)%
(9,600) Advance Auto Parts Inc $ (460,128)
(6,600) Best Buy Co Inc (437,448)
(2,400) Dick's Sporting Goods Inc (430,416)
(1,400) Pool Corp (420,826)
Total CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,748,818)
a a a a a a a a
CONSUMER DURABLES & APPAREL - (0.9)%
(50,000) Leggett & Platt Inc (453,000)
(1,400) (a) Lululemon Athletica Inc (443,338)
(6,700) Somnigroup International Inc (435,902)
Total CONSUMER DURABLES & APPAREL (1,332,240)
a a a a a a a a
CONSUMER SERVICES - (2.1)%
(3,000) (a) Airbnb Inc , Class A (387,000)
(3,700) (a) Bright Horizons Family Solutions Inc (478,040)
(5,600) (a) Cava Group Inc (455,112)
(2,100) Darden Restaurants Inc (449,841)
(11,000) Las Vegas Sands Corp (452,760)
(1,500) Marriott International Inc /MD, Class A (395,745)
(2,700) Yum! Brands Inc (388,638)
Total CONSUMER SERVICES (3,007,136)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.6)%
(5,600) Kroger Co/The (382,088)
(10,900) (a) Maplebear Inc (497,803)
Total CONSUMER STAPLES DISTRIBUTION & RETAIL (879,891)
a a a a a a a a
ENERGY - (0.9)%
(11,400) (a) Antero Resources Corp (426,930)
(3,300) Phillips 66 (374,484)
(12,300) Range Resources Corp (467,892)
Total ENERGY (1,269,306)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.6)%
(10,800) CubeSmart (461,808)
(9,200) First Industrial Realty Trust Inc (454,756)
(1,250) Public Storage (385,512)
(3,500) Sun Communities Inc (432,040)
(10,800) UDR Inc (447,444)
Total EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,181,560)
a a a a a a a a
FINANCIAL SERVICES - (1.5)%
(2,400) Jack Henry & Associates Inc (434,808)
(1,100) LPL Financial Holdings Inc (425,876)
(675) Moody's Corp (323,541)
(4,700) State Street Corp (452,516)
(4,400) T Rowe Price Group Inc (411,796)
Total FINANCIAL SERVICES (2,048,537)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - (0.3)%
(9,500) Pilgrim's Pride Corp (467,020)
Total FOOD, BEVERAGE & TOBACCO (467,020)
a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - (1.9)%
(3,300) (a) DaVita Inc (449,658)
(800) (a) IDEXX Laboratories Inc (410,688)
(1,850) Labcorp Holdings Inc (460,595)
(1,700) ResMed Inc (416,143)
(6,400) (a) Solventum Corp (467,776)
(1,700) STERIS PLC (416,857)
Total HEALTH CARE EQUIPMENT & SERVICES (2,621,717)
a a a a a a a a
HOUSEHOLD & PERSONAL PRODUCTS - (0.3)%
(3,800) Colgate-Palmolive Co (353,172)
Total HOUSEHOLD & PERSONAL PRODUCTS (353,172)
a a a a a a a a

SHARES DESCRIPTION VALUE
INSURANCE - (1.0)%
(3,500) Aflac Inc $ (362,390)
(900) Chubb Ltd (267,480)
(1,200) Everest Group Ltd (416,628)
(3,800) Prudential Financial Inc (394,782)
Total INSURANCE (1,441,280)
a a a a a a a a
MATERIALS - (2.1)%
(46,800) Amcor PLC (426,348)
(2,400) Avery Dennison Corp (426,552)
(8,700) Ball Corp (466,146)
(4,700) CF Industries Holdings Inc (426,337)
(1,400) Ecolab Inc (371,868)
(8,900) International Paper Co (425,509)
(3,400) Steel Dynamics Inc (418,438)
Total MATERIALS (2,961,198)
a a a a a a a a
MEDIA & ENTERTAINMENT - (1.3)%
(1,100) (a) Charter Communications Inc , Class A (435,897)
(8,300) Fox Corp, Class A (456,002)
(17,600) Interpublic Group of Cos Inc /The (421,696)
(8,000) New York Times Co/The, Class A (456,960)
Total MEDIA & ENTERTAINMENT (1,770,555)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (1.8)%
(3,700) Agilent Technologies Inc (414,104)
(9,300) Bio- Techne Corp (450,120)
(2,900) (a) IQVIA Holdings Inc (406,957)
(10,500) QIAGEN NV (473,865)
(4,800) Revvity Inc (434,016)
(2,100) Zoetis Inc (354,123)
Total PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (2,533,185)
a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3)%
(6,700) (a) Zillow Group Inc , Class C (449,637)
Total REAL ESTATE MANAGEMENT & DEVELOPMENT (449,637)
a a a a a a a a
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.6)%
(6,400) Entegris Inc (439,936)
(5,500) Teradyne Inc (432,300)
Total SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (872,236)
a a a a a a a a
SOFTWARE & SERVICES - (1.7)%
(1,150) (a) Autodesk Inc (340,538)
(2,200) (a) Cloudflare Inc , Class A (364,958)
(4,800) Cognizant Technology Solutions Corp, Class A (388,752)
(225) (a) Fair Isaac Corp (388,413)
(950) (a) Gartner Inc (414,599)
(750) (a) Tyler Technologies Inc (432,742)
Total SOFTWARE & SERVICES (2,330,002)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - (0.3)%
(9,000) (a) Western Digital Corp (463,950)
Total TECHNOLOGY HARDWARE & EQUIPMENT (463,950)
a a a a a a a a
TRANSPORTATION - (2.2)%
(4,800) CH Robinson Worldwide Inc (460,656)
(3,800) Expeditors International of Washington Inc (428,374)
(1,500) Norfolk Southern Corp (370,680)
(20,500) Schneider National Inc , Class B (474,985)
(12,800) Southwest Airlines Co (427,264)
(8,100) U-Haul Holding Co (462,024)
(3,700) (a) XPO Inc (421,171)
Total TRANSPORTATION (3,045,154)
a a a a a a a a

Portfolio of Investments May 31, 2025
(continued)
Equity Long/Short

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - (0.9)%
(2,700) Atmos Energy Corp $ (417,636)
(10,400) FirstEnergy Corp (436,176)
(11,000) NiSource Inc (434,940)
Total UTILITIES (1,288,752)
a a a a a a a a
Total Common Stocks Sold Short
(Proceeds $41,894,032) (40,924,570)
OTHER ASSETS & LIABILITIES, NET -  28.8% 40,576,817
NET ASSETS - 100% $ 140,937,212
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.300% dated 5/30/25 to be repurchased at $1,500,538 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 10/31/31, valued at $1,530,196.
(c) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common
Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $25,663,753 have been pledged as collateral for Common Stocks Sold Short.
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 139,784,965 $ – $ – $ 139,784,965
Short-Term Investments:
Repurchase Agreements – 1,500,000 – 1,500,000
Common Stocks Sold Short (40,924,570) – – (40,924,570)
Total
$ 98,860,395 $ 1,500,000 $ – $ 100,360,395